Related Party Transactions - Additional Information (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Directors, Executive Officers and Affiliates [Member]
Related Party Transaction [Line Items]
Deposits of related parties	$ 4.5	$ 3.9